Property, plant and equipment (Details 4)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	2.50%	2.50%
Infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	50.00%	50.00%
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	2.36%	2.36%
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	92.31%	92.31%
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	10.00%	10.00%
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	66.67%	66.67%
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	26.09%	26.09%
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment	37.50%	40.00%